Grupo Santander (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
List of offshore territories where Group has presence
The Group's presence in offshore territories at the end of 2021 is as follows:

Presence of the Group in non-cooperative jurisdictions	Spanish legislation		OECD		European Commission Blacklist
	Sub.	Branch	Sub.	Branch	Sub.	Branch
Jersey	1	1
Isle of Man		1
Guernsey*
Bermuda*
Cayman Islands		1
2021	1	3	—	—	—	—
2020	2	3	—	—	—	—
*Additionally, there are 2 entities constituted in Guernsey (1 in liquidation) and 1 in Bermuda, but resident for tax purposes in the United Kingdom.